Income Taxes - Additional Information (Detail)	8 Months Ended
Sep. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance	$ 135,792
Unrecognized tax benefits	0
Amount accrued for payment of interest and penalties	0
Changes to the uncertain tax position	$ 0